CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Net income (loss)	$ (433,066,424)	$ 31,402,416
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	23,949,778	19,580,800
Allowance for doubtful accounts	4,204,118	1,573,399
Share-based compensation	23,644,529	20,056,997
Goodwill impairment charge	417,822,304
Unrealized loss on marketable securities	9,999,480
Loss from equity in affiliates	495,655	122,566
Loss on disposal of subsidiaries	1,054,348
Others	369,238	(174,879)
Changes in operating assets and liabilities:
Restricted cash	4,101,578	2,611,231
Customer deposits	(49,309,627)	(54,917,940)
Accounts receivable	(43,787,073)	(19,095,770)
Amounts due from related parties	372,551	(512,651)
Property held for sale	(4,490,301)	3,471,401
Prepaid expenses and other current assets	(8,528,652)	(4,406,448)
Other non-current assets	(4,844,960)	(828,841)
Accounts payable	(2,406,375)	(3,658,955)
Accrued payroll and welfare expenses	(1,642,516)	(5,825,554)
Income tax payable	(17,547,269)	(8,909,826)
Other tax payable	1,534,012	(1,091,592)
Amounts due to related parties	(3,776,397)
Other current liabilities	1,830,533	6,093,091
Other non-current liabilities	50,637	(123,469)
Net cash used in operating activities	(79,970,833)	(14,634,024)
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(19,343,535)	(8,429,988)
Purchase of subsidiaries, net of cash acquired	(16,337,455)	1,222,425
Deposit for acquisition	(2,335,221)	(9,871,838)
Investment in affiliates	(16,409,049)	(9,878,053)
Proceeds from disposal of property and equipment	87,756	63,973
Proceeds from disposal of subsidiaries	117,457
Restricted cash-deposit	796,512	4,229
Net cash used in investing activities	(53,423,535)	(26,889,252)
Financing activities:
Repurchase of CRIC shares	(29,862,792)	(9,926,659)
Contribution from non-controlling interest	33,922	367,689
Proceeds from exercise of options	1,192,151	2,012,272
Repurchase of shares	(18,525,172)
Dividends	(20,209,842)	(20,081,057)
Dividends to non-controlling interest shareholders	(783,403)
Loans from non-controlling interest		1,200,000
Net cash used in financing activities	(68,155,136)	(26,427,755)
Effect of exchange rate changes on cash and cash equivalents	5,435,782	5,301,068
Net decrease in cash and cash equivalents	(196,113,722)	(62,649,963)
Cash and cash equivalents at the beginning of the year	543,817,633	548,061,884
Cash and cash equivalents at the end of the period	347,703,911	485,411,921
Supplemental disclosure of cash flow information:
Income taxes paid	14,501,591	19,728,461
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	262,500	187,500
Additional paid-in capital recognized in connection with business acquisition	1,808,679
Non-controlling interest recognized in connection with business acquisition	3,666,476	1,648,336
Consideration payable recognized in connection with business acquisition	6,933,493
Consideration payable for recognized in purchase of exclusive rights with Baidu	$ 34,039,569